Capital and Reserves	6 Months Ended
Jun. 30, 2019
Capital and Reserves [Abstract]
Capital and reserves

Note 6 - Capital and reserves

During the reported periods, the following shares were issued:

	For the six months ended
	June 30, 2019	June 30, 2018 *
	Number of shares in thousands
Opening balance	16,009	11,222
Issuance of ADSs (see A below)	3,429	3,260
Share-based payments (see B below)	63	62
Share issuance due to the acquisition of Non-controlling interest	-	799
Exercise of warrants (see C below)	29	607
	19,530	15,950

*	On December 19, 2018 in a shareholders’ general meeting, it was resolved to consolidate the Company’s authorized and paid-in share capital in a 20:1 ratio, in a way that every 20 shares with no par value were consolidated into one share with no par value. The said reverse share split took place on January 4, 2019. In these financial statements, comparison numbers of shares reflect the reverse share split retrospectively.

A.	In January 2019, in a registered direct offering on the NASDAQ, the Company raised USD 6 million gross (approximately USD 5.1 million net of placement agent fees and other offering related expenses).

In this registered direct offering, the Company issued 3,428,572 ADSs and, in a concurrent private placement, 2,571,430 non-listed warrants to purchase 2,571,430 ADSs. Each non-listed warrant is exercisable until July 15, 2024 at an exercise price of USD 2.00 per ADS. The warrant holders have the option to exercise cashless, and the warrants were therefore accounted for as a derivative liability. The ADSs issued were recorded in equity in an amount of USD 2,200 thousand, net of issuance expenses. The warrants were recorded as a liability in the amount of USD 3,406. Issuance expenses related to the warrants, in the amount of USD 517 thousand were recorded to finance expense. This derivative instrument is classified as a Level 3 financial instrument, see Note 7.

As at June 30, 2019, the fair value of these warrants amounted to USD 1,587 thousand.

B.	During the reporting period, the Company issued 63 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018.

C.	During the reporting period, 29 thousand warrants, issued in July 2017, were exercised into 29 thousand shares for a consideration of USD 43 thousand. Subsequently, an amount of USD 42 thousand was recorded to share premium against receipts on accounts of warrants.